Disclosure of New Standards in the Period Prior to their Adoption	12 Months Ended
Dec. 31, 2017
Disclosure of New Standards in the Period Prior to their Adoption [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 3:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

1.	IFRS 15, “Revenue from Contracts with Customers”:

IFRS 15 (“the new Standard”) was issued by the IASB in May 2014. The new Standard replaces IAS 18, “Revenue”, IAS 11, “Construction Contracts”, IFRIC 13, “Customer Loyalty Programs”, IFRIC 15, “Agreements for the Construction of Real Estate”, IFRIC 18, “Transfers of Assets from Customers” and SIC-31, “Revenue - Barter Transactions Involving Advertising Services”.

The new Standard introduces a five-step model that will apply to revenue earned from contracts with customers:

Step 1: Identify the contract with a customer, including reference to contract combination and accounting for contract modifications.

Step 2: Identify the separate performance obligations in the contract.

Step 3: Determine the transaction price, including reference to variable consideration, financing components that are significant to the contract, non-cash consideration and any consideration payable to the customer.

Step 4: Allocate the transaction price to the separate performance obligations on a relative stand-alone selling price basis using observable information, if it is available, or using estimates and assessments.

Step 5: Recognize revenue when a performance obligation is satisfied, either at a point in time or over time.

The Group has established for each of its subsidiaries an implementation team to analyze the potential impact the standard will have on the Group’s consolidated financial statements and related disclosures as well as on each of its subsidiaries business processes, systems and controls. This includes reviewing revenue contracts across all revenue streams and evaluating potential differences that would result from applying the requirements under the standard. The Group has adopted the new standard on January 1, 2018 using the Modified Retrospective Adoption Transition Method.

The Group has completed its evaluation of the Standard and identified that the main impact of the new standard on its reporting relates to the way the Group accounts for term license arrangements and costs incurred for obtaining customer contracts. Specifically, under the current revenue standard, the Group recognizes both the term license and maintenance revenues ratably over the contract period whereas under the new revenue standard term license revenues are recognized upfront, upon delivery, and the associated maintenance revenues are recognized over the contract period. The Group also considered the impact of IFRS 15 with respect to the treatment of incremental costs of obtaining a contract, such as sales commissions. Under the Group’s current accounting policy, sales commissions are expensed as incurred. The new standard requires the capitalization of all incremental costs that we incur to obtain a contract with a customer that it would not have incurred if the contract had not been obtained, provided we expect to recover the costs.

The Company has applied the new standard with respect to Sapiens existing contracts for term license which are not substantially completed as of January 1, 2018. As a result, the Company expects to record a decrease to its deferred revenues of approximately $1,500 mainly from upfront recognition of license revenue from term licenses, an asset of approximately $600 related to incremental costs to obtain contracts which is mainly due to sales commissions and a decrease in non-controlling interests of $500 to account for the Company’s share interest in Sapiens.

The Company has completed its evaluation of the Standard and does not expect any other material change in our pattern of revenue recognition.

2.	IFRS 9, “Financial Instruments”:

In July 2014, the IASB issued the final and complete version of IFRS 9, “Financial Instruments” (“IFRS 9”), which replaces IAS 39, “Financial Instruments: Recognition and Measurement”. IFRS 9 mainly focuses on the classification and measurement of financial assets and it applies to all assets in the scope of IAS 39.

According to IFRS 9, all financial assets are measured at fair value upon initial recognition. In subsequent periods, debt instruments are measured at amortized cost only if both of the following conditions are met:

-	the asset is held within a business model whose objective is to hold assets in order to collect the contractual cash flows.
-	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Subsequent measurement of all other debt instruments and financial assets should be at fair value. IFRS 9 establishes a distinction between debt instruments to be measured at fair value through profit or loss and debt instruments to be measured at fair value through other comprehensive income.

Financial assets that are equity instruments should be measured in subsequent periods at fair value and the changes recognized in profit or loss or in other comprehensive income (loss), in accordance with the election by the Company on an instrument-by-instrument basis. If equity instruments are held for trading, they should be measured at fair value through profit or loss.

According to IFRS 9, the provisions of IAS 39 will continue to apply to derecognition and to financial liabilities for which the fair value option has not been elected.

According to IFRS 9, changes in fair value of financial liabilities which are attributable to the change in credit risk should be presented in other comprehensive income. All other changes in fair value should be presented in profit or loss.

IFRS 9 also prescribes new hedge accounting requirements.

IFRS 9 is to be applied for annual periods beginning on January 1, 2018. Early adoption is permitted.

The Group believes that the amendments to IFRS 9 are not expected to have a material impact on the consolidated financial statements.

3.	IFRS 16, “Leases”:

In January 2016, the IASB issued IFRS 16, “Leases” (“the new Standard”). According to the new Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

According to the new Standard:

-	Lessees are required to recognize an asset and a corresponding liability in the statement of financial position in respect of all leases (except in certain cases) similar to the accounting treatment of finance leases according to the existing IAS 17, “Leases”.

-	Lessees are required to initially recognize a lease liability for the obligation to make lease payments and a corresponding right-of-use asset. Lessees will also recognize interest and depreciation expense separately.

-	Variable lease payments that are not dependent on changes in the Consumer Price Index (“CPI”) or interest rates, but are based on performance or use (such as a percentage of revenues) are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

-	In the event of change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and the effect of the remeasurement is an adjustment to the carrying amount of the right-of-use asset.

-	The new Standard includes two exceptions according to which lessees are permitted to elect to apply a method similar to the current accounting treatment for operating leases. These exceptions are leases for which the underlying asset is of low value and leases with a term of up to one year.

-	The accounting treatment by lessors remains substantially unchanged, namely classification of a lease as a finance lease or an operating lease.

The Company is evaluating the possible effects of the new Standard. However, at this stage, the Company is unable to quantify the impact on the financial statements.

4.	IFRIC 23 – “Treatment of uncertainty related to taxes on income”:

In June 2017, the IASB issued IFRIC 23, “Uncertainty over Income Tax Treatments” (“the Interpretation”). The Interpretation clarifies the rules of recognition and measurement of assets or liabilities in accordance with the provisions of IAS 12, “Income Taxes”, in situations of uncertainty involving income taxes. The Interpretation provides guidance on considering whether some tax treatments should be considered collectively, examination by the tax authorities, measurement to reflect uncertainty involving income taxes in the financial statements and accounting for changes in facts and circumstances underlying the uncertainty.

The Interpretation is to be applied in financial statements for annual periods beginning on January 1, 2019. Early adoption is permitted. Upon initial adoption, the Company will apply the Interpretation using one of two approaches:

-	Full retrospective adoption, without restating comparative data, by recording the cumulative effect through the date of initial adoption in the opening balance of retained earnings.

-	Full retrospective adoption including restatement of comparative data.

The Company is evaluating the possible impact of the adoption of the Interpretation but are presently unable to assess its effect, if any, on our financial statements.